Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,253,824
Total Fee Amount	449.35
Total Offset Amount	0
Net Fee	$ 449.35
Offset Table N/A	N/A